Expense Example {- Fidelity Advisor® Utilities Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-30 - Fidelity Advisor® Utilities Fund	Sep. 29, 2021 USD ($)
Fidelity Advisor Utilities Fund-Class A
Expense Example:
1 year	$ 676
3 years	890
5 years	1,121
10 years	1,784
Fidelity Advisor Utilities Fund-Class M
Expense Example:
1 year	480
3 years	754
5 years	1,048
10 years	1,885
Fidelity Advisor Utilities Fund-Class C
Expense Example:
1 year	283
3 years	566
5 years	975
10 years	1,919
Fidelity Advisor Utilities Fund - Class I
Expense Example:
1 year	79
3 years	246
5 years	428
10 years	954
Class Z
Expense Example:
1 year	65
3 years	205
5 years	357
10 years	$ 798